Dividends (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Dividends
Cash dividends on preferred shares declared and paid	$ 6,000,000	$ 6,000,000	$ 12,000,000	$ 12,000,000
Total dividends paid	66,000,000	66,000,000	132,000,000	132,000,000
Dividend Installment One
Dividends
Cash dividends on ordinary shares declared and paid			$ 60,000,000	60,000,000
Cash dividend paid per ordinary share			$ 0.1
Dividend rate (as a percentage)			9.00%
Dividend Installment One | Preferred shares
Dividends
Cash dividends on preferred shares declared and paid			$ 6,000,000	6,000,000
Dividend Installment Two
Dividends
Cash dividends on ordinary shares declared and paid	60,000,000	60,000,000	$ 60,000,000	60,000,000
Cash dividend paid per ordinary share			$ 0.1
Cash dividends on preferred shares declared and paid			$ 6,000,000
Dividend Installment Two | Preferred shares
Dividends
Cash dividends on preferred shares declared and paid	$ 6,000,000	$ 6,000,000	$ 6,000,000	$ 6,000,000
Dividend rate (as a percentage)			9.00%